Segment Reporting, Major Customers (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
External Customer 1 [Member]
Major customers [abstract]
Revenue percentage	76.00%	33.00%	0.00%
External Customer 2 [Member]
Major customers [abstract]
Revenue percentage	16.00%	0.00%	0.00%
External Customer 3 [Member]
Major customers [abstract]
Revenue percentage	8.00%	67.00%	45.00%
External Customer 4 [Member]
Major customers [abstract]
Revenue percentage	0.00%	0.00%	29.00%
External Customer 5 [Member]
Major customers [abstract]
Revenue percentage	0.00%	0.00%	25.00%